Earnings Per Share (Reconciliation Of Income Used In Calculating Earnings Per Share) (Details) (USD $) In Millions	6 Months Ended	3 Months Ended																6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011 As Adjusted [Member]		Oct. 31, 2010 As Adjusted [Member]		Jul. 31, 2010 As Adjusted [Member]		Apr. 30, 2010 As Adjusted [Member]		Jan. 31, 2010 As Adjusted [Member]		Oct. 31, 2009 As Adjusted [Member]		Jul. 31, 2009 As Adjusted [Member]		Apr. 30, 2009 As Adjusted [Member]		Jul. 31, 2010 As Adjusted [Member]	Jan. 31, 2011 As Adjusted [Member]	Jan. 31, 2010 As Adjusted [Member]	Jan. 31, 2009 As Adjusted [Member]
Income from continuing operations, as reported	$ 242	$ 126	[1]	$ 151	[1]	$ 157	[1]	$ 124	[1]	$ 119	[1]	$ 130	[1]	$ 117	[1]	$ 113	[1]	$ 281	$ 558	$ 479	$ 428
Less: allocation of undistributed earnings to participating securities	(9)																	(10)	(18)	(14)	(13)
Income from continuing operations, for computing basic EPS	233																	271	540	465	415
Net income, as reported	309	131	[2]	173	[2]	190	[2]	125	[2]	121	[1]	135	[1]	123	[1]	117	[1]	315	619	496	446
Less: allocation of undistributed earnings to participating securities	(11)																	(11)	(20)	(15)	(13)
Net income, for computing basic EPS	298																	304	599	481	433
Less: allocation of undistributed earnings to participating securities	(9)																	(10)	(18)	(14)	(12)
Income from continuing operations, for computing diluted EPS	233																	271	540	465	416
Less: allocation of undistributed earnings to participating securities	(11)																	(11)	(20)	(15)	(13)
Net income, for computing diluted EPS	$ 298																	$ 304	$ 599	$ 481	$ 433

[1]	Income from continuing operations and net income relate to SAIC only, see Science Applications' amounts detailed below.
[2]	Earnings per share are computed independently for each of the quarters presented and therefore may not sum to the total for the fiscal year.